Options and warrants (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Dec. 31, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Number of Options Outstanding	0	0	0	0	0
Weighted Average Exercise Price of Options Outstanding	$ 0	$ 0	$ 0	$ 0	$ 0
Number of Warrants Outstanding	21,414,621	13,354,621	1,432,500	13,354,621	307,000
Weighted Average Exercise Price of Warrants Outstanding	$ 0.60	$ 0.61	$ 0.53	$ 0.61	$ 0.28
Granted	0	0	0
Granted	$ 0	$ 0	$ 0
Granted	8,060,000	12,229,621	1,372,500
Granted	$ 0.59	$ 0.61	$ 0.54
Cancelled	0	0	0
Cancelled	$ 0	$ 0	$ 0
Cancelled	0	0	0
Cancelled	$ 0	$ 0	$ 0
Exercised	0	0	0
Exercised	$ 0	$ 0	$ 0
Exercised	0	307,500	247,000
Exercised	$ 0	$ 0.28	$ 0.25